DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF

November 30, 2020 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.1%
Basic Materials - 3.6%
Chemicals - 1.0%
Ashland LLC
4.75%, 8/15/22	$26,000	$27,324
Axalta Coating Systems LLC, 144A
3.375%, 2/15/29	50,000	50,529
CF Industries, Inc.
3.45%, 6/1/23	48,000	50,482
Element Solutions, Inc., 144A
3.875%, 9/1/28	65,000	66,389
SPCM SA, 144A
4.875%, 9/15/25	32,000	33,042
Valvoline, Inc.
4.375%, 8/15/25	55,000	56,928
4.25%, 2/15/30, 144A	39,000	41,106
WR Grace & Co.-Conn, 144A
4.875%, 6/15/27	58,000	60,828

(Cost $380,307)		386,628

Iron/Steel - 0.4%
ArcelorMittal SA
3.60%, 7/16/24	74,000	78,777
4.55%, 3/11/26	49,000	53,770
4.25%, 7/16/29	33,000	36,321

(Cost $160,388)		168,868

Mining - 2.2%
Arconic Corp., 144A
6.00%, 5/15/25	45,000	48,518
Constellium SE, 144A
6.625%, 3/1/25	45,000	46,507
FMG Resources August 2006 Pty Ltd.
4.75%, 5/15/22, 144A	65,000	67,072
5.125%, 3/15/23, 144A	32,000	33,800
5.125%, 5/15/24, 144A (a)	48,000	51,930
4.50%, 9/15/27, 144A	47,000	51,606
Freeport-McMoRan, Inc.
3.55%, 3/1/22	35,000	35,690
3.875%, 3/15/23	65,000	67,730
4.55%, 11/14/24	97,000	106,203
5.00%, 9/1/27	39,000	41,477
4.125%, 3/1/28	45,000	47,672
4.375%, 8/1/28	47,000	50,310
5.25%, 9/1/29	39,000	43,565
4.25%, 3/1/30	39,000	42,443
4.625%, 8/1/30	55,000	61,010
Novelis Corp., 144A
5.875%, 9/30/26	107,000	112,350

(Cost $880,750)		907,883

Communications - 17.6%
Advertising - 0.2%
Lamar Media Corp.
5.75%, 2/1/26	42,000	43,545
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.625%, 2/15/24	45,000	45,792

(Cost $89,589)		89,337

Internet - 3.0%
Match Group Holdings II LLC
5.00%, 12/15/27, 144A	32,000	33,954
4.625%, 6/1/28, 144A	28,000	29,452
4.125%, 8/1/30, 144A	45,000	46,936
Netflix, Inc.
5.50%, 2/15/22	45,000	47,362
5.75%, 3/1/24	56,000	63,105
5.875%, 2/15/25	52,000	59,508
3.625%, 6/15/25, 144A	32,000	33,980
4.375%, 11/15/26	65,000	72,191
4.875%, 4/15/28	119,000	136,449
5.875%, 11/15/28	143,000	172,954
6.375%, 5/15/29	52,000	65,314
5.375%, 11/15/29, 144A	69,000	82,476
4.875%, 6/15/30, 144A	65,000	75,359
NortonLifeLock, Inc.
3.95%, 6/15/22	26,000	26,650
5.00%, 4/15/25, 144A	71,000	72,498
Twitter, Inc., 144A
3.875%, 12/15/27	46,000	48,185
VeriSign, Inc.
4.625%, 5/1/23	39,000	39,463
5.25%, 4/1/25	32,000	36,380
4.75%, 7/15/27	66,000	70,744

(Cost $1,170,368)		1,212,960

Media - 7.3%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.00%, 3/1/23, 144A	36,000	36,337
5.75%, 2/15/26, 144A	114,000	118,275
5.50%, 5/1/26, 144A	39,000	40,673
5.125%, 5/1/27, 144A	165,000	173,819
5.875%, 5/1/27, 144A	73,000	76,303
5.00%, 2/1/28, 144A	123,000	129,734
5.375%, 6/1/29, 144A	67,000	73,274
4.75%, 3/1/30, 144A	157,000	166,765
4.50%, 8/15/30, 144A	157,000	165,636
4.25%, 2/1/31, 144A	133,000	138,140
4.50%, 5/1/32, 144A	90,000	95,234

CSC Holdings LLC
5.875%, 9/15/22	42,000	44,756
5.25%, 6/1/24	48,000	52,050
5.50%, 5/15/26, 144A	97,000	101,001
5.50%, 4/15/27, 144A	114,000	120,441
5.375%, 2/1/28, 144A	64,000	68,080
6.50%, 2/1/29, 144A	110,000	123,165
4.125%, 12/1/30, 144A	91,000	94,258
3.375%, 2/15/31, 144A	70,000	68,163
DISH DBS Corp.
5.875%, 7/15/22	150,000	157,692
Quebecor Media, Inc.
5.75%, 1/15/23	55,000	59,593
Sirius XM Radio, Inc.
3.875%, 8/1/22, 144A	64,000	65,040
4.625%, 7/15/24, 144A	97,000	100,602
5.375%, 7/15/26, 144A	64,000	66,720
5.00%, 8/1/27, 144A	97,000	102,254
5.50%, 7/1/29, 144A	80,000	87,950
4.125%, 7/1/30, 144A	122,000	127,795
Videotron Ltd.
5.00%, 7/15/22	71,000	74,772
5.375%, 6/15/24, 144A	39,000	43,420
5.125%, 4/15/27, 144A	39,000	41,389
Virgin Media Secured Finance PLC
5.50%, 8/15/26, 144A	50,000	52,406
4.50%, 8/15/30, 144A	105,000	110,355

(Cost $2,940,572)		2,976,092

Telecommunications - 7.1%
CenturyLink, Inc.
Series T, 5.80%, 3/15/22	121,000	126,067
Series W, 6.75%, 12/1/23	50,000	55,546
Series Y, 7.50%, 4/1/24	65,000	72,881
4.00%, 2/15/27, 144A	81,000	83,845
Level 3 Financing, Inc.
5.375%, 1/15/24	58,000	58,617
5.375%, 5/1/25	50,000	51,421
5.25%, 3/15/26	50,000	51,753
4.625%, 9/15/27, 144A	65,000	67,755
4.25%, 7/1/28, 144A	104,000	107,484
Nokia OYJ
3.375%, 6/12/22	32,000	33,010
4.375%, 6/12/27	33,000	35,947
Qwest Corp.
6.75%, 12/1/21	94,000	98,944
Sprint Communications, Inc.
6.00%, 11/15/22	148,000	159,470
Sprint Corp.
7.875%, 9/15/23	326,000	376,398
7.125%, 6/15/24	187,000	217,857
7.625%, 2/15/25	107,000	128,333
7.625%, 3/1/26	99,000	123,255
Telecom Italia SpA, 144A
5.303%, 5/30/24	97,000	105,572
T-Mobile USA, Inc.
4.00%, 4/15/22	32,000	33,100
6.00%, 3/1/23	50,000	50,243
6.00%, 4/15/24	80,000	81,630
5.125%, 4/15/25	100,000	102,907
6.50%, 1/15/26	130,000	135,230
4.50%, 2/1/26	65,000	66,877
5.375%, 4/15/27	67,000	71,816
4.75%, 2/1/28	97,000	104,154
VEON Holdings BV
7.504%, 3/1/22, 144A	27,000	29,090
5.95%, 2/13/23, 144A	34,000	36,972
7.25%, 4/26/23, 144A	75,000	83,241
4.95%, 6/16/24, 144A	35,000	38,127
4.00%, 4/9/25, 144A	65,000	68,427

(Cost $2,809,546)		2,855,969

Consumer, Cyclical - 17.1%
Apparel - 1.0%
Hanesbrands, Inc.
4.625%, 5/15/24, 144A	48,000	50,550
5.375%, 5/15/25, 144A	70,000	74,594
4.875%, 5/15/26, 144A	69,000	74,261
Levi Strauss & Co.
5.00%, 5/1/25	67,000	68,926
Under Armour, Inc.
3.25%, 6/15/26 (a)	45,000	45,028
William Carter Co.
5.50%, 5/15/25, 144A	42,000	44,599
5.625%, 3/15/27, 144A	32,000	33,780

(Cost $383,627)		391,738

Auto Manufacturers - 5.0%
Allison Transmission, Inc.
4.75%, 10/1/27, 144A	26,000	27,573
5.875%, 6/1/29, 144A	39,000	43,538
3.75%, 1/30/31, 144A	70,000	70,788
Fiat Chrysler Automobiles NV
5.25%, 4/15/23	95,000	102,006
Ford Motor Co.
8.50%, 4/21/23	225,000	252,573
4.346%, 12/8/26	150,000	157,752

Ford Motor Credit Co. LLC
5.596%, 1/7/22	20,000	20,625
3.219%, 1/9/22	49,000	49,245
3.339%, 3/28/22	55,000	55,413
2.979%, 8/3/22	58,000	58,290
4.25%, 9/20/22	65,000	66,719
Series MTN, 3.55%, 10/7/22	39,000	39,620
3.35%, 11/1/22	81,000	82,244
4.14%, 2/15/23	58,000	59,628
3.096%, 5/4/23	65,000	65,500
4.375%, 8/6/23	65,000	67,973
3.37%, 11/17/23	40,000	40,550
3.81%, 1/9/24	49,000	50,210
5.584%, 3/18/24	20,000	21,502
3.664%, 9/8/24	49,000	49,883
4.063%, 11/1/24	97,000	101,001
4.687%, 6/9/25	39,000	41,511
5.125%, 6/16/25	40,000	43,238
4.134%, 8/4/25	91,000	94,356
Series GMTN, 4.389%, 1/8/26	28,000	29,160
4.542%, 8/1/26	49,000	51,450
4.271%, 1/9/27	55,000	57,035
4.125%, 8/17/27	37,000	38,295
3.815%, 11/2/27	49,000	49,449
Navistar International Corp., 144A
6.625%, 11/1/25	35,000	36,678
Tesla, Inc., 144A
5.30%, 8/15/25	117,000	121,937

(Cost $1,994,491)		2,045,742

Auto Parts & Equipment - 1.1%
Adient US LLC
9.00%, 4/15/25, 144A	50,000	55,687
7.00%, 5/15/26, 144A	60,000	65,048
Clarios Global LP, 144A
6.75%, 5/15/25	32,000	34,470
Clarios Global LP / Clarios US Finance Co., 144A
6.25%, 5/15/26	65,000	69,144
Dana, Inc.
5.50%, 12/15/24 (a)	27,000	27,610
5.375%, 11/15/27	35,000	37,297
5.625%, 6/15/28	26,000	28,090
ZF North America Capital, Inc.
4.50%, 4/29/22, 144A	60,000	62,100
4.75%, 4/29/25, 144A	70,000	74,113

(Cost $439,488)		453,559

Distribution/Wholesale - 0.8%
American Builders & Contractors Supply Co., Inc.
5.875%, 5/15/26, 144A	39,000	40,682
4.00%, 1/15/28, 144A	65,000	67,547
Avient Corp.
5.25%, 3/15/23	39,000	42,107
5.75%, 5/15/25, 144A	42,000	44,940
HD Supply, Inc., 144A
5.375%, 10/15/26	48,000	50,970
KAR Auction Services, Inc., 144A
5.125%, 6/1/25	70,000	72,254

(Cost $314,702)		318,500

Entertainment - 1.0%
Churchill Downs, Inc.
5.50%, 4/1/27, 144A	39,000	41,138
4.75%, 1/15/28, 144A	47,000	49,468
International Game Technology PLC
6.25%, 2/15/22, 144A	65,000	66,994
6.50%, 2/15/25, 144A	75,000	82,875
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 144A
7.00%, 7/15/26	65,000	68,860
WMG Acquisition Corp.
3.875%, 7/15/30, 144A	45,000	46,615
3.00%, 2/15/31, 144A	35,000	34,209

(Cost $382,028)		390,159

Home Builders - 1.2%
KB Home
7.00%, 12/15/21	29,000	30,214
Mattamy Group Corp.
5.25%, 12/15/27, 144A	47,000	49,849
4.625%, 3/1/30, 144A	39,000	40,920
Meritage Homes Corp.
6.00%, 6/1/25	26,000	29,656
Taylor Morrison Communities, Inc.
5.875%, 6/15/27, 144A	45,000	50,986
5.75%, 1/15/28, 144A	29,000	33,006
5.125%, 8/1/30, 144A	33,000	36,774
Toll Brothers Finance Corp.
5.875%, 2/15/22	27,000	28,139
4.375%, 4/15/23	26,000	27,658
4.875%, 3/15/27	44,000	50,594
4.35%, 2/15/28	26,000	28,953
3.80%, 11/1/29	26,000	28,228
Williams Scotsman International, Inc., 144A
4.625%, 8/15/28	35,000	36,466

(Cost $448,686)		471,443

Housewares - 0.6%
Newell Brands, Inc.
4.35%, 4/1/23	49,000	51,631
4.875%, 6/1/25	32,000	35,400
4.70%, 4/1/26	139,000	149,946
Scotts Miracle-Gro Co.
4.50%, 10/15/29	26,000	27,837

(Cost $255,457)		264,814

Lodging - 2.2%
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/24	65,000	65,691
5.375%, 5/1/25, 144A	32,000	33,914
5.125%, 5/1/26	117,000	121,298
5.75%, 5/1/28, 144A	47,000	50,672
4.875%, 1/15/30	71,000	76,680
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, 4/1/25	58,000	59,341
4.875%, 4/1/27	39,000	40,682
Melco Resorts Finance Ltd., 144A
4.875%, 6/6/25	83,000	84,988
MGM Resorts International
7.75%, 3/15/22	75,000	80,218
6.00%, 3/15/23	95,000	101,748
5.75%, 6/15/25	44,000	47,657
Wyndham Destinations, Inc.
4.25%, 3/1/22	42,000	42,987
Wyndham Hotels & Resorts, Inc.
5.375%, 4/15/26, 144A	45,000	46,547
4.375%, 8/15/28, 144A (a)	33,000	33,846

(Cost $862,810)		886,269

Retail - 3.8%
1011778 BC ULC / New Red Finance, Inc.
4.25%, 5/15/24, 144A	52,000	53,109
5.75%, 4/15/25, 144A	62,000	66,292
3.875%, 1/15/28, 144A	48,000	49,440
4.375%, 1/15/28, 144A	55,000	56,880
3.50%, 2/15/29, 144A	30,000	30,038
4.00%, 10/15/30, 144A	210,000	209,475
eG Global Finance PLC
6.75%, 2/7/25, 144A	59,000	61,153
8.50%, 10/30/25, 144A	41,000	44,237
Gap, Inc.
8.375%, 5/15/23, 144A	32,000	36,280
8.625%, 5/15/25, 144A	50,000	55,638
8.875%, 5/15/27, 144A	70,000	81,288
Group 1 Automotive, Inc., 144A
4.00%, 8/15/28	37,000	37,908
IRB Holding Corp., 144A
7.00%, 6/15/25	48,000	52,285
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.25%, 6/1/26, 144A	68,000	70,503
4.75%, 6/1/27, 144A	48,000	50,419
Lithia Motors, Inc.
4.625%, 12/15/27, 144A	30,000	31,931
4.375%, 1/15/31, 144A	40,000	42,525
Penske Automotive Group, Inc.
3.50%, 9/1/25	37,000	37,556
5.50%, 5/15/26	32,000	33,340
QVC, Inc.
4.375%, 3/15/23	48,000	50,400
4.85%, 4/1/24	39,000	41,194
4.45%, 2/15/25	39,000	40,901
4.75%, 2/15/27	45,000	46,516
4.375%, 9/1/28	40,000	40,975
Yum! Brands, Inc.
7.75%, 4/1/25, 144A	54,000	59,873
4.75%, 1/15/30, 144A	57,000	61,705
3.625%, 3/15/31	80,000	80,100

(Cost $1,490,599)		1,521,961

Toys/Games/Hobbies - 0.4%
Mattel, Inc.
6.75%, 12/31/25, 144A	122,000	128,429
5.875%, 12/15/27, 144A	39,000	43,071

(Cost $166,574)		171,500

Consumer, Non-cyclical - 19.8%
Agriculture - 0.1%
Darling Ingredients, Inc., 144A
5.25%, 4/15/27
(Cost $32,585)	32,000	34,140

Commercial Services - 4.7%
ADT Security Corp.
3.50%, 7/15/22	65,000	66,666
4.125%, 6/15/23	45,000	47,503
Allied Universal Holdco LLC / Allied Universal Finance Corp., 144A
6.625%, 7/15/26	146,000	157,132
AMN Healthcare, Inc., 144A
4.625%, 10/1/27	35,000	36,641
ASGN, Inc., 144A
4.625%, 5/15/28	36,000	37,501
Brink’s Co.
5.50%, 7/15/25, 144A	26,000	27,835
4.625%, 10/15/27, 144A	49,000	51,711
Gartner, Inc., 144A
4.50%, 7/1/28	52,000	54,665
Herc Holdings, Inc., 144A
5.50%, 7/15/27	90,000	95,006

Jaguar Holding Co. II / PPD Development LP
4.625%, 6/15/25, 144A	32,000	33,492
5.00%, 6/15/28, 144A	55,000	58,818
Nielsen Finance LLC / Nielsen Finance Co., 144A
5.00%, 4/15/22	52,000	52,052
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.25%, 4/15/24, 144A	73,000	77,471
5.75%, 4/15/26, 144A	97,000	105,366
3.375%, 8/31/27, 144A	60,000	59,325
Refinitiv US Holdings, Inc.
6.25%, 5/15/26, 144A	81,000	86,619
8.25%, 11/15/26, 144A	127,000	138,589
Service Corp. International
4.625%, 12/15/27	50,000	53,094
5.125%, 6/1/29	66,000	73,454
3.375%, 8/15/30	45,000	46,209
United Rentals North America, Inc.
5.875%, 9/15/26	65,000	68,810
5.50%, 5/15/27	65,000	70,038
3.875%, 11/15/27	49,000	51,410
4.875%, 1/15/28	148,000	158,175
5.25%, 1/15/30	51,000	57,024
4.00%, 7/15/30	49,000	51,634
3.875%, 2/15/31	72,000	75,465
WEX, Inc., 144A
4.75%, 2/1/23	26,000	26,160

(Cost $1,874,038)		1,917,865

Cosmetics/Personal Care - 0.1%
Edgewell Personal Care Co.
4.70%, 5/24/22
(Cost $32,799)	32,000	33,260

Food - 3.8%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.50%, 2/15/23, 144A	58,000	59,508
5.75%, 3/15/25	70,000	72,451
3.25%, 3/15/26, 144A	50,000	50,580
7.50%, 3/15/26, 144A	49,000	55,094
B&G Foods, Inc.
5.25%, 4/1/25	58,000	60,228
JBS USA LUX SA / JBS USA Finance, Inc., 144A
6.75%, 2/15/28	65,000	72,395
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
6.50%, 4/15/29, 144A	105,000	120,357
5.50%, 1/15/30, 144A	85,000	95,655
Kraft Heinz Foods Co.
3.50%, 6/6/22	41,000	42,483
4.00%, 6/15/23	29,000	31,093
3.95%, 7/15/25	129,000	142,398
3.00%, 6/1/26	140,000	146,224
3.875%, 5/15/27, 144A	88,000	95,390
4.625%, 1/30/29	81,000	93,022
3.75%, 4/1/30, 144A	65,000	69,996
4.25%, 3/1/31, 144A	108,000	120,168
Lamb Weston Holdings, Inc.
4.625%, 11/1/24, 144A	54,000	56,295
4.875%, 11/1/26, 144A	54,000	56,261
4.875%, 5/15/28, 144A	42,000	46,699
TreeHouse Foods, Inc., 144A
6.00%, 2/15/24	59,000	60,464

(Cost $1,514,417)		1,546,761

Healthcare-Products - 0.8%
Avantor Funding, Inc., 144A
4.625%, 7/15/28	116,000	122,235
Hill-Rom Holdings, Inc., 144A
4.375%, 9/15/27	28,000	29,260
Hologic, Inc.
4.625%, 2/1/28, 144A	26,000	27,739
3.25%, 2/15/29, 144A	65,000	66,178
Teleflex, Inc.
4.875%, 6/1/26	26,000	27,133
4.625%, 11/15/27	32,000	34,074
4.25%, 6/1/28, 144A	32,000	33,760

(Cost $338,048)		340,379

Healthcare-Services - 8.4%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23	40,000	40,300
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26, 144A	29,000	29,756
5.00%, 7/15/27, 144A	32,000	33,734
Centene Corp.
4.75%, 1/15/25	128,000	132,093
4.75%, 1/15/25	65,000	67,079
5.375%, 6/1/26, 144A	127,000	133,667
5.375%, 8/15/26, 144A	49,000	51,879
4.25%, 12/15/27	162,000	171,580
4.625%, 12/15/29	237,000	260,118
3.375%, 2/15/30	155,000	162,701
3.00%, 10/15/30	160,000	168,600
Charles River Laboratories International, Inc.
5.50%, 4/1/26, 144A	32,000	33,660
4.25%, 5/1/28, 144A	32,000	33,774
DaVita, Inc.
4.625%, 6/1/30, 144A	129,000	135,692
3.75%, 2/15/31, 144A	105,000	104,803

Encompass Health Corp.
4.50%, 2/1/28	52,000	54,503
HCA, Inc.
5.875%, 5/1/23	91,000	99,664
5.375%, 2/1/25	169,000	189,452
5.875%, 2/15/26	122,000	140,605
5.375%, 9/1/26	65,000	73,978
5.625%, 9/1/28	112,000	131,519
5.875%, 2/1/29	65,000	77,808
3.50%, 9/1/30	196,000	203,122
IQVIA, Inc.
5.00%, 10/15/26, 144A	68,000	71,272
5.00%, 5/15/27, 144A	111,000	117,046
MEDNAX, Inc., 144A
5.25%, 12/1/23	50,000	50,593
Molina Healthcare, Inc.
5.375%, 11/15/22	45,000	47,447
4.375%, 6/15/28, 144A	52,000	54,652
3.875%, 11/15/30, 144A	50,000	52,875
Tenet Healthcare Corp.
4.625%, 7/15/24	121,000	123,238
4.625%, 9/1/24, 144A	39,000	40,370
7.50%, 4/1/25, 144A	45,000	49,320
4.875%, 1/1/26, 144A	166,000	171,186
5.125%, 11/1/27, 144A	99,000	103,455

(Cost $3,343,652)		3,411,541

Household Products/Wares - 0.3%
Prestige Brands, Inc., 144A
6.375%, 3/1/24	39,000	40,015
Spectrum Brands, Inc.
5.75%, 7/15/25	64,000	66,172

(Cost $106,319)		106,187

Pharmaceuticals - 1.6%
Bausch Health Cos., Inc.
7.00%, 3/15/24, 144A	130,000	134,095
5.50%, 11/1/25, 144A	114,000	117,449
9.00%, 12/15/25, 144A	100,000	110,120
5.75%, 8/15/27, 144A	57,000	61,382
Elanco Animal Health, Inc.
5.272%, 8/28/23	59,000	64,212
5.90%, 8/28/28	48,000	56,492
Horizon Therapeutics USA, Inc., 144A
5.50%, 8/1/27	39,000	41,260
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	75,000	74,953

(Cost $650,941)		659,963

Energy - 14.1%
Energy-Alternate Sources - 0.4%
TerraForm Power Operating LLC
4.25%, 1/31/23, 144A	42,000	43,444
5.00%, 1/31/28, 144A	46,000	51,491
4.75%, 1/15/30, 144A	45,000	48,924

(Cost $138,300)		143,859

Oil & Gas - 7.5%
Aker BP ASA, 144A
5.875%, 3/31/25	32,000	33,125
Apache Corp.
4.625%, 11/15/25	35,000	36,433
4.875%, 11/15/27	65,000	67,990
4.375%, 10/15/28 (a)	65,000	66,397
4.25%, 1/15/30	39,000	38,878
Cenovus Energy, Inc.
3.00%, 8/15/22	42,000	42,123
3.80%, 9/15/23	29,000	29,928
5.375%, 7/15/25	62,000	68,279
CNX Resources Corp., 144A
7.25%, 3/14/27	50,000	52,923
Continental Resources, Inc.
4.50%, 4/15/23	102,000	104,737
3.80%, 6/1/24	95,000	96,222
4.375%, 1/15/28 (a)	65,000	64,954
5.75%, 1/15/31, 144A	105,000	112,875
CrownRock LP / CrownRock Finance, Inc., 144A
5.625%, 10/15/25	77,000	77,914
Endeavor Energy Resources LP / EER Finance, Inc.
6.625%, 7/15/25, 144A	59,000	62,927
5.50%, 1/30/26, 144A	33,000	34,011
5.75%, 1/30/28, 144A	65,000	69,337
EQT Corp.
3.00%, 10/1/22 (a)	8,000	8,047
7.875%, 2/1/25	70,000	80,248
3.90%, 10/1/27	101,000	100,276
8.75%, 2/1/30	49,000	61,924
Leviathan Bond Ltd.
5.75%, 6/30/23, 144A	30,000	31,820
6.125%, 6/30/25, 144A	60,000	64,875
6.50%, 6/30/27, 144A	35,000	38,500
6.75%, 6/30/30, 144A	40,000	44,000
Newfield Exploration Co.
5.625%, 7/1/24	70,000	74,397
5.375%, 1/1/26	52,000	54,539

Occidental Petroleum Corp.
3.125%, 2/15/22	53,000	52,997
2.70%, 8/15/22	142,000	140,126
2.70%, 2/15/23	81,000	78,141
2.90%, 8/15/24	195,000	182,130
3.50%, 8/15/29	117,000	102,562
Parkland Corp.
6.00%, 4/1/26, 144A	42,000	44,324
5.875%, 7/15/27, 144A	32,000	34,460
Parsley Energy LLC / Parsley Finance Corp.
5.375%, 1/15/25, 144A	42,000	43,339
5.25%, 8/15/25, 144A	54,000	56,160
5.625%, 10/15/27, 144A	45,000	48,532
PDC Energy, Inc.
6.125%, 9/15/24	25,000	25,477
5.75%, 5/15/26	54,000	53,831
Range Resources Corp.
5.00%, 3/15/23	35,000	34,278
Seven Generations Energy Ltd., 144A
5.375%, 9/30/25	50,000	50,279
Southwestern Energy Co.
6.45%, 1/23/25	60,000	61,313
Sunoco LP / Sunoco Finance Corp.
5.50%, 2/15/26	52,000	54,103
6.00%, 4/15/27	54,000	57,443
4.50%, 5/15/29, 144A	55,000	56,823
WPX Energy, Inc.
5.25%, 9/15/24	31,000	33,248
5.75%, 6/1/26	57,000	60,078
5.25%, 10/15/27	36,000	38,041
5.875%, 6/15/28	42,000	45,308
4.50%, 1/15/30	58,000	60,656

(Cost $2,892,741)		3,031,328

Oil & Gas Services - 0.2%
Archrock Partners LP / Archrock Partners Finance Corp., 144A
6.25%, 4/1/28	33,000	34,108
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 4/1/26	62,000	64,268

(Cost $98,725)		98,376

Pipelines - 6.0%
Buckeye Partners LP
4.15%, 7/1/23	32,000	32,420
4.125%, 3/1/25, 144A	47,000	46,941
3.95%, 12/1/26	45,000	44,269
4.125%, 12/1/27	26,000	25,821
4.50%, 3/1/28, 144A	32,000	32,060
Cheniere Energy Partners LP
5.25%, 10/1/25	102,000	104,779
5.625%, 10/1/26	71,000	74,227
4.50%, 10/1/29	122,000	127,308
Cheniere Energy, Inc., 144A
4.625%, 10/15/28	135,000	140,206
DCP Midstream Operating LP
3.875%, 3/15/23	32,000	32,880
5.375%, 7/15/25	59,000	63,757
5.625%, 7/15/27	32,000	34,672
5.125%, 5/15/29	49,000	52,023
EQM Midstream Partners LP
4.75%, 7/15/23	116,000	118,523
4.00%, 8/1/24	32,000	31,890
6.00%, 7/1/25, 144A	45,000	47,981
4.125%, 12/1/26	39,000	38,574
6.50%, 7/1/27, 144A	58,000	64,027
5.50%, 7/15/28	55,000	58,612
Hess Midstream Operations LP
5.625%, 2/15/26, 144A	67,000	69,303
5.125%, 6/15/28, 144A	36,000	36,934
New Fortress Energy, Inc., 144A
6.75%, 9/15/25	65,000	69,184
NuStar Logistics LP
5.75%, 10/1/25	40,000	42,160
6.00%, 6/1/26 (a)	32,000	33,735
5.625%, 4/28/27	36,000	36,983
6.375%, 10/1/30	50,000	54,344
Rockies Express Pipeline LLC
3.60%, 5/15/25, 144A	26,000	26,715
4.95%, 7/15/29, 144A	36,000	36,337
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144A
4.75%, 10/1/23	32,000	31,498
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.25%, 11/15/23	38,000	38,289
5.125%, 2/1/25	31,000	31,872
5.875%, 4/15/26	83,000	87,513
5.375%, 2/1/27	30,000	31,419
6.50%, 7/15/27	66,000	71,610
5.00%, 1/15/28	46,000	48,041
6.875%, 1/15/29	44,000	49,363
5.50%, 3/1/30	65,000	70,749
4.875%, 2/1/31, 144A	67,000	71,372

Western Midstream Operating LP
4.00%, 7/1/22	21,000	21,407
4.10%, 2/1/25	70,000	69,957
3.95%, 6/1/25	67,000	66,916
4.65%, 7/1/26	32,000	32,812
4.50%, 3/1/28	26,000	26,390
4.75%, 8/15/28	26,000	26,975
5.05%, 2/1/30	78,000	83,412

(Cost $2,326,430)		2,436,260

Financial - 10.5%
Banks - 1.6%
CIT Group, Inc.
5.00%, 8/15/22	83,000	88,411
5.00%, 8/1/23	59,000	64,126
4.75%, 2/16/24	32,000	34,850
3.929%, 6/19/24	32,000	33,803
5.25%, 3/7/25	35,000	39,484
6.125%, 3/9/28	26,000	32,007
Commerzbank AG, 144A
8.125%, 9/19/23	65,000	75,320
Intesa Sanpaolo SpA
5.017%, 6/26/24, 144A	170,000	185,743
5.71%, 1/15/26, 144A	97,000	110,138

(Cost $627,610)		663,882

Diversified Financial Services - 2.9%
Ally Financial, Inc.
5.75%, 11/20/25	78,000	91,204
LPL Holdings, Inc.
5.75%, 9/15/25, 144A	60,000	62,251
4.625%, 11/15/27, 144A	26,000	26,731
Navient Corp.
Series MTN, 7.25%, 1/25/22	50,000	52,719
6.50%, 6/15/22	65,000	68,607
5.50%, 1/25/23	55,000	57,234
OneMain Finance Corp.
6.125%, 5/15/22	64,000	67,680
5.625%, 3/15/23	57,000	60,741
6.125%, 3/15/24	84,000	91,115
6.875%, 3/15/25	95,000	108,716
8.875%, 6/1/25	40,000	44,674
7.125%, 3/15/26	125,000	144,043
5.375%, 11/15/29	49,000	53,532
Quicken Loans LLC, 144A
5.25%, 1/15/28	85,000	90,047
Quicken Loans LLC / Quicken Loans Co.-Issuer, Inc.
3.625%, 3/1/29, 144A	50,000	49,788
3.875%, 3/1/31, 144A	93,000	94,395

(Cost $1,130,687)		1,163,477

Insurance - 0.6%
Acrisure LLC / Acrisure Finance, Inc., 144A
8.125%, 2/15/24	27,000	28,411
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144A
4.25%, 10/15/27	38,000	38,641
MGIC Investment Corp.
5.25%, 8/15/28	55,000	58,747
Radian Group, Inc.
4.50%, 10/1/24	29,000	30,232
6.625%, 3/15/25	39,000	43,266
4.875%, 3/15/27	35,000	37,362

(Cost $232,426)		236,659

Real Estate - 0.2%
Howard Hughes Corp., 144A
5.375%, 3/15/25
(Cost $72,205)	70,000	72,188

Real Estate Investment Trusts - 4.4%
ESH Hospitality, Inc., 144A
5.25%, 5/1/25	84,000	86,119
HAT Holdings I LLC / HAT Holdings II LLC
5.25%, 7/15/24, 144A	35,000	36,469
6.00%, 4/15/25, 144A	30,000	32,062
Iron Mountain, Inc.
4.875%, 9/15/27, 144A	80,000	83,132
5.25%, 3/15/28, 144A	64,000	67,080
5.00%, 7/15/28, 144A	32,000	33,240
4.875%, 9/15/29, 144A	65,000	67,372
5.25%, 7/15/30, 144A	84,000	89,565
4.50%, 2/15/31, 144A	78,000	79,664
5.625%, 7/15/32, 144A	55,000	59,750
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	68,000	73,058
4.625%, 6/15/25, 144A	52,000	54,912
4.50%, 9/1/26	32,000	33,840
5.75%, 2/1/27	59,000	65,853
3.875%, 2/15/29, 144A	55,000	55,653
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/1/26	40,000	41,908
5.00%, 10/15/27	90,000	95,453
4.625%, 8/1/29	73,000	77,967
SBA Communications Corp.
4.00%, 10/1/22	49,000	49,643
4.875%, 9/1/24	86,000	88,258
3.875%, 2/15/27, 144A	107,000	110,344
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 144A
6.00%, 4/15/23	45,000	46,041

VICI Properties LP / VICI Note Co., Inc.
3.50%, 2/15/25, 144A	49,000	50,072
4.25%, 12/1/26, 144A	106,000	110,142
3.75%, 2/15/27, 144A	49,000	50,064
4.625%, 12/1/29, 144A	65,000	69,378
4.125%, 8/15/30, 144A	70,000	72,244

(Cost $1,732,952)		1,779,283

Venture Capital - 0.8%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.25%, 2/1/22	50,000	50,393
6.75%, 2/1/24	32,000	32,720
4.75%, 9/15/24	71,000	73,241
6.25%, 5/15/26	110,000	115,201
5.25%, 5/15/27	70,000	74,069

(Cost $332,468)		345,624

Industrial - 8.4%
Aerospace/Defense - 0.7%
Howmet Aerospace, Inc.
5.87%, 2/23/22	31,000	32,666
5.125%, 10/1/24	81,000	88,181
6.875%, 5/1/25	98,000	114,263
Spirit AeroSystems, Inc., 144A
5.50%, 1/15/25	35,000	37,231

(Cost $255,807)		272,341

Building Materials - 1.2%
Builders FirstSource, Inc.
6.75%, 6/1/27, 144A	66,000	71,032
5.00%, 3/1/30, 144A	36,000	38,835
JELD-WEN, Inc.
4.625%, 12/15/25, 144A	26,000	26,615
4.875%, 12/15/27, 144A	26,000	27,430
Standard Industries, Inc.
5.00%, 2/15/27, 144A	55,000	57,784
4.75%, 1/15/28, 144A	89,000	93,895
4.375%, 7/15/30, 144A	74,000	78,369
3.375%, 1/15/31, 144A	75,000	75,375

(Cost $450,635)		469,335

Electrical Components & Equipment - 0.3%
Energizer Holdings, Inc., 144A
7.75%, 1/15/27	35,000	38,216
WESCO Distribution, Inc., 144A
7.125%, 6/15/25	97,000	105,737

(Cost $141,226)		143,953

Electronics - 0.5%
Sensata Technologies BV
4.875%, 10/15/23, 144A	52,000	56,030
5.625%, 11/1/24, 144A	26,000	29,202
5.00%, 10/1/25, 144A	56,000	62,265
Sensata Technologies, Inc.
4.375%, 2/15/30, 144A	30,000	32,156
3.75%, 2/15/31, 144A	45,000	45,731

(Cost $219,059)		225,384

Engineering & Construction - 0.5%
AECOM
5.875%, 10/15/24	52,000	57,850
5.125%, 3/15/27	80,000	89,685
MasTec, Inc., 144A
4.50%, 8/15/28	40,000	41,833

(Cost $180,695)		189,368

Environmental Control - 0.7%
Clean Harbors, Inc., 144A
4.875%, 7/15/27	35,000	37,121
Covanta Holding Corp.
5.875%, 7/1/25	30,000	31,347
GFL Environmental, Inc.
4.25%, 6/1/25, 144A	32,000	33,100
3.75%, 8/1/25, 144A	65,000	66,422
5.125%, 12/15/26, 144A	33,000	34,860
4.00%, 8/1/28, 144A	20,000	19,937
Stericycle, Inc.
5.375%, 7/15/24, 144A	39,000	40,658
3.875%, 1/15/29, 144A	25,000	26,031

(Cost $286,214)		289,476

Hand/Machine Tools - 0.2%
Colfax Corp.
6.00%, 2/15/24, 144A	39,000	40,511
6.375%, 2/15/26, 144A	26,000	27,926

(Cost $66,854)		68,437

Machinery-Diversified - 0.3%
Vertical US Newco, Inc., 144A
5.25%, 7/15/27
(Cost $129,195)	122,000	128,329

Miscellaneous Manufacturing - 0.1%
Hillenbrand, Inc.
5.75%, 6/15/25
(Cost $27,863)	26,000	27,869

Packaging & Containers - 3.1%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
6.00%, 2/15/25, 144A	52,000	53,807
5.25%, 4/30/25, 144A	70,000	73,857
4.125%, 8/15/26, 144A	79,000	82,061

Ball Corp.
5.00%, 3/15/22	49,000	51,188
4.00%, 11/15/23	65,000	69,394
5.25%, 7/1/25	65,000	74,710
4.875%, 3/15/26	69,000	77,769
2.875%, 8/15/30	90,000	89,662
Berry Global, Inc.
5.125%, 7/15/23 (a)	22,000	22,302
4.50%, 2/15/26, 144A (a)	32,000	32,860
4.875%, 7/15/26, 144A	81,000	86,079
5.625%, 7/15/27, 144A	32,000	34,140
Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 1/15/23	65,000	68,737
Graphic Packaging International LLC, 144A
3.50%, 3/15/28 (a)	29,000	30,294
Owens-Brockway Glass Container, Inc., 144A
5.875%, 8/15/23	45,000	48,459
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144A
4.00%, 10/15/27	72,000	73,310
Sealed Air Corp.
4.875%, 12/1/22, 144A	28,000	29,418
5.25%, 4/1/23, 144A	28,000	29,879
5.125%, 12/1/24, 144A	28,000	30,783
5.50%, 9/15/25, 144A	36,000	40,473
4.00%, 12/1/27, 144A	28,000	30,030
Silgan Holdings, Inc.
4.125%, 2/1/28	39,000	40,560
Trivium Packaging Finance BV, 144A
5.50%, 8/15/26	83,000	87,098

(Cost $1,233,407)		1,256,870

Transportation - 0.8%
Cargo Aircraft Management, Inc., 144A
4.75%, 2/1/28	32,000	33,220
XPO Logistics, Inc.
6.50%, 6/15/22, 144A	77,000	77,217
6.125%, 9/1/23, 144A	34,000	34,693
6.75%, 8/15/24, 144A	65,000	68,952
6.25%, 5/1/25, 144A	104,000	111,605

(Cost $324,770)		325,687

Technology - 4.2%
Computers - 0.9%
Dell International LLC / EMC Corp., 144A
7.125%, 6/15/24	106,000	109,948
EMC Corp.
3.375%, 6/1/23	85,000	87,975
Western Digital Corp.
4.75%, 2/15/26	169,000	184,791

(Cost $373,402)		382,714

Office/Business Equipment - 0.7%
CDW LLC / CDW Finance Corp.
5.50%, 12/1/24	62,000	68,626
4.125%, 5/1/25	39,000	40,536
4.25%, 4/1/28	39,000	40,723
3.25%, 2/15/29	50,000	50,193
Xerox Corp.
4.375%, 3/15/23	65,000	68,339

(Cost $262,135)		268,417

Semiconductors - 0.6%
Microchip Technology, Inc., 144A
4.25%, 9/1/25	78,000	81,820
ON Semiconductor Corp., 144A
3.875%, 9/1/28	50,000	51,562
Qorvo, Inc.
4.375%, 10/15/29	65,000	70,174
3.375%, 4/1/31, 144A	47,000	47,891

(Cost $249,027)		251,447

Software - 2.0%
Black Knight InfoServ LLC, 144A
3.625%, 9/1/28	85,000	86,381
Camelot Finance SA, 144A
4.50%, 11/1/26	45,000	47,166
CDK Global, Inc.
5.00%, 10/15/24	32,000	35,280
5.875%, 6/15/26	32,000	33,500
4.875%, 6/1/27	39,000	41,133
Dun & Bradstreet Corp., 144A
6.875%, 8/15/26	47,000	50,437
MSCI, Inc.
4.75%, 8/1/26, 144A	30,000	31,200
5.375%, 5/15/27, 144A	62,000	66,572
4.00%, 11/15/29, 144A	65,000	69,684
3.625%, 9/1/30, 144A	26,000	27,085
3.875%, 2/15/31, 144A	70,000	74,025
Nuance Communications, Inc.
5.625%, 12/15/26	32,000	33,872
Open Text Corp.
5.875%, 6/1/26, 144A	55,000	57,406
3.875%, 2/15/28, 144A	73,000	75,498
PTC, Inc.
3.625%, 2/15/25, 144A	32,000	32,750
4.00%, 2/15/28, 144A	32,000	33,380

(Cost $784,412)		795,369

Utilities - 2.8%
Electric - 2.7%
Clearway Energy Operating LLC
5.75%, 10/15/25	39,000	41,121
DPL, Inc., 144A
4.125%, 7/1/25	27,000	28,721
FirstEnergy Corp.
Series B, 4.25%, 3/15/23	65,000	68,709
Series B, 3.90%, 7/15/27	110,000	121,690
2.65%, 3/1/30	42,000	41,531
Series B, 2.25%, 9/1/30	30,000	28,716
NextEra Energy Operating Partners LP
4.25%, 7/15/24, 144A	55,000	57,958
4.25%, 9/15/24, 144A	41,000	43,409
3.875%, 10/15/26, 144A	33,000	34,877
4.50%, 9/15/27, 144A	36,000	39,510
NRG Energy, Inc.
7.25%, 5/15/26	65,000	68,978
6.625%, 1/15/27	85,000	89,586
5.75%, 1/15/28	53,000	57,941
5.25%, 6/15/29, 144A	63,000	68,937
TransAlta Corp.
4.50%, 11/15/22	30,000	31,061
Vistra Operations Co. LLC
5.50%, 9/1/26, 144A	77,000	80,665
5.625%, 2/15/27, 144A	84,000	88,852
5.00%, 7/31/27, 144A	94,000	99,508

(Cost $1,083,061)		1,091,770

Gas - 0.1%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.625%, 5/20/24
(Cost $47,647)	45,000	49,163

TOTAL CORPORATE BONDS (Cost $38,762,734)		39,770,383

	Number of Shares
SECURITIES LENDING COLLATERAL - 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (b)(c) (Cost $279,674)	279,674	279,674

CASH EQUIVALENTS - 1.9%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b) (Cost $777,220)	777,220	$777,220

TOTAL INVESTMENTS - 100.7%
(Cost $39,819,628)		40,827,277
Other assets and liabilities, net - (0.7%)		(280,478)

NET ASSETS - 100.0%		40,546,799

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2020 is as follows:

Value ($) at 8/31/2020	Purchases Cost ($)	Sales Proceeds ($)		Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2020	Value ($) at 11/30/2020
SECURITIES LENDING COLLATERAL — 0.7%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.03% (b)(c)
612,989	—	(333,315)	(d)	—	—	34	—	279,674	279,674
CASH EQUIVALENTS — 1.9%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
1,116,381	2,529,133	(2,868,294)		—	—	38	—	777,220	777,220

1,729,370	2,529,133	(3,201,609)		—	—	72	—	1,056,894	1,056,894

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2020 amounted to $434,780, which is 1.1% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $180,941.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2020.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$39,770,383	$—	$39,770,383
Short-Term Investments (e)	1,056,894	—	—	1,056,894

TOTAL	$1,056,894	$39,770,383	$—	$40,827,277

(e)	See Schedule of Investments for additional detailed categorizations.